INCOME TAX - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tax effect from change in tax rate	$ 12,400,000
Withholding tax	1,111,825	$ 2,750,903	$ 0
Deferred tax assets	10,588,167	4,328,781
Deferred tax liabilities	50,487,710	40,434,260
Net operating loss carryforwards	3,476,116	2,428,097
Unrecognized deferred tax assets	1,600,000
Other net unrecognized deferred tax assets	$ 300,000
Costa Rica
IfrsStatementLineItems [Line Items]
Average effective tax rate	30.00%
Average statutory tax rate	30.00%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	15.00%
Colombia
IfrsStatementLineItems [Line Items]
Alternative minimum tax rate	15.00%
Increase (decrease) in current tax expense (income) due to rate regulation	$ 3,000,000	$ 1,200,000
Cayman Islands and Panama
IfrsStatementLineItems [Line Items]
Tax rate effect of foreign tax rates	0.00%